UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28/
Date of reporting period:	5/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
May 31, 2011 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--16.6%
Abercrombie & Fitch, Cl. A	20,690	1,567,681
Amazon.com	27,350 a	5,379,472
Carnival	45,230	1,755,376
Dick's Sporting Goods	55,900 a	2,221,466
DIRECTV, Cl. A	66,330 a	3,333,746
Express	61,720	1,303,526
Guess?	32,580	1,489,558
Johnson Controls	42,760	1,693,296
Limited Brands	59,500	2,377,620
Lowe's	64,490	1,556,789
Macy's	145,570	4,204,062
Netflix	7,100 a,b	1,922,680
Newell Rubbermaid	147,100	2,619,851
Nordstrom	67,360	3,154,469
Omnicom Group	52,500	2,455,425
Priceline.com	4,290 a	2,210,165
Stanley Black & Decker	25,080	1,852,910
Walt Disney	73,150	3,045,235
		44,143,327
Consumer Staples--10.2%
Avon Products	64,680	1,921,643
Dr. Pepper Snapple Group	83,760	3,450,912
Energizer Holdings	18,590 a	1,432,360
Kraft Foods, Cl. A	92,290	3,227,381
Lorillard	13,690	1,578,183
PepsiCo	96,520	6,864,502
Procter & Gamble	50,560	3,387,520
Walgreen	62,040	2,706,805
Whole Foods Market	43,120	2,637,219
		27,206,525

Energy--11.7%
Chevron	39,140	4,106,177
ENSCO, ADR	50,870 b	2,712,388
Exxon Mobil	152,110	12,696,622
Halliburton	53,170	2,666,476
Occidental Petroleum	26,010	2,805,179
Schlumberger	71,900	6,163,268
		31,150,110
Financial--3.0%
Capital One Financial	41,360	2,247,502
Charles Schwab	107,570	1,937,336
Hartford Financial Services Group	88,210	2,350,797
Janus Capital Group	146,050	1,508,697
		8,044,332
Health Care--11.0%
Accretive Health	20,200	491,668
Agilent Technologies	27,650 a	1,378,906
Alexion Pharmaceuticals	26,260 a	1,245,249
Allergan	23,700	1,960,701
Amgen	24,340 a	1,473,544
Baxter International	34,770	2,069,510
Covidien	52,650	2,895,750
Dendreon	39,660 a	1,681,187
HCA Holdings	42,540	1,484,221
Johnson & Johnson	25,570	1,720,605
McKesson	32,840	2,811,432
Mylan	54,870 a	1,291,914
St. Jude Medical	49,940	2,530,460
Thermo Fisher Scientific	22,670 a	1,483,752
Vertex Pharmaceuticals	27,460 a	1,482,565
Warner Chilcott, Cl. A	57,750	1,392,353
Watson Pharmaceuticals	29,580 a	1,903,473
		29,297,290
Industrial--13.2%
Caterpillar	76,430	8,086,294
Cooper Industries	58,020	3,646,557
Cummins	33,730	3,549,745

Dover	47,360	3,184,013
Eaton	65,860	3,402,986
General Electric	201,880	3,964,923
Ingersoll-Rand	100,150	4,997,485
Owens Corning	113,950 a	4,352,890
		35,184,893
Information Technology--29.9%
Alcatel-Lucent, ADR	274,490 a,b	1,556,358
Apple	38,240 a	13,301,019
Atmel	178,070 a	2,674,611
BMC Software	45,950 a	2,565,389
Corning	140,260	2,826,239
Electronic Arts	93,030 a	2,270,862
Google, Cl. A	13,540 a	7,162,931
Informatica	32,540 a	1,908,796
International Business Machines	55,850	9,434,741
Microchip Technology	45,610 b	1,802,963
NetApp	70,690 a	3,871,691
OmniVision Technologies	69,070 a	2,438,862
Oracle	238,480	8,160,786
Paychex	94,810	3,062,363
QUALCOMM	157,150	9,207,419
Salesforce.com	15,740 a	2,396,572
Teradata	44,960 a	2,508,318
Trimble Navigation	15,000 a	655,350
VMware, Cl. A	20,100 a	1,956,132
		79,761,402
Materials--3.3%
Air Products & Chemicals	31,870	3,030,518
Freeport-McMoRan Copper & Gold	58,710	3,031,784
Mosaic	36,320	2,573,272
		8,635,574
Total Common Stocks
(cost $209,078,563)		263,423,453

Other Investment--2.4%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,526,000)	6,526,000 [c]	6,526,000
Investment of Cash Collateral for
Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,074,288)	7,074,288 [c]	7,074,288

Total Investments (cost $222,678,851)	104.0%	277,023,741
Liabilities, Less Cash and Receivables	(4.0%)	(10,582,050)
Net Assets	100.0%	266,441,691

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's securities on loan was $6,901,389 and the value of the collateral held by the fund was $7,074,288.
c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $222,678,851. Net unrealized appreciation on investments was $54,344,890 of which $56,161,579 related to appreciated investment securities and $1,816,689 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	29.9
Consumer Discretionary	16.6
Industrial	13.2
Energy	11.7
Health Care	11.0
Consumer Staples	10.2
Money Market Investments	5.1
Materials	3.3
Financial	3.0
104.0

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

   Level 1 - unadjusted quoted prices in active markets for identical investments.
   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
   Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: July 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)